Investments in Associates - Denarius Narrative (Details) $ / shares in Units, $ in Millions		12 Months Ended
	Mar. 02, 2023	Dec. 31, 2023 USD ($) $ / Ounce shares	Dec. 31, 2023 CAD ($) $ / shares shares	Dec. 31, 2022 USD ($) shares	Apr. 04, 2023 USD ($)	Dec. 31, 2021 USD ($)
Disclosure of associates [line items]
Carrying value of investment		$ 9,756,000		$ 0
Change in fair value		2,661,000		(9,455,000)
Revaluation of investment in Denarius		10,559,000		0
Borrowings, conversion price | $ / shares			$ 4.75
Income (loss) from investment in associates		$ 59,000		(12,931,000)
Convertible Debenture
Disclosure of associates [line items]
Borrowings, interest rate		8.00%
Denarius Warrants
Disclosure of associates [line items]
Change in fair value				$ 2,700,000
Denarius
Disclosure of associates [line items]
Carrying value of investment		$ 9,756,000			$ 3,500,000
Change in fair value		$ 2,667,000
Shares acquired of associate | shares		3,750,000	3,750,000	10,130,000
Contributions to investment in associates		$ 1,122,000		$ 2,625,000
Ownership Interest	24.90%	17.20%	17.20%	31.80%
Revaluation of investment in Denarius		$ 10,000,000
Reclassification of oci to profit and loss		1,900,000
Investments accounted for using equity method		0		$ 12,369,000		$ 21,367,000
Payments for convertible debenture		3,603,000
Income (loss) from investment in associates				0
Denarius | Common shares
Disclosure of associates [line items]
Carrying value of investment		3,996,000
Change in fair value		919,000
Contributions to investment in associates		1,122,000		2,625,000
Investments accounted for using equity method		$ 0		$ 11,960,000		$ 15,740,000
Denarius | Convertible Debenture
Disclosure of associates [line items]
Payments for convertible debenture			$ 5.0
Borrowings, conversion price | $ / shares			$ 0.45
Borrowings, interest rate		12.00%
Percentage exceeding amount		25.00%
Exceeding amount | $ / Ounce		1,800
Premium calculation divisible amount		$ 1,800